BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Year Ended
	December 31, 2024	December 31, 2023
Issued Common Shares,Balance at the beginning of the year	183,605	173,993
Warrant Exercises	72	—
Effect of Treasury Purchases	(4,692)	(974)
Release of Shares	2,766	4,646
Effect of Treasury Issuance	6,469	—
Effect of Share Options Exercise	2,952	462
Weighted-average numbers of Common Shares	191,172	178,127

Loss per share
Basic and diluted loss per share	(0.14)	(0.15)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Year Ended
	December 31, 2024	December 31, 2023
Options	14,991	21,943
RSU	24,619	27,609
Total	39,610	49,552